EQUITY	0 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity

<>NOTE 13—EQUITY:

<>a.       Share capital:

<>As of December 31, 2012, there were 944 million ordinary shares issued (December 31, 2011—942 million). Teva shares are traded on the Tel-Aviv Stock Exchange (“TASE”) and, in the form of American Depository Shares, each of which represents one ordinary share, on the New York Stock Exchange in the United States.

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limits.

During the years ended December 31, 2012, 2011 and 2010, the Company spent approximately $1.2 billion, $899 million and $99 million, respectively, to repurchase approximately 28 million, 20 million and 2 million of its shares, respectively.

b.       Registered offerings:

<>In December 2011, the Company filed a shelf registration statement with the U.S. Securities and Exchange Commission. Under this registration statement, Teva may, from time to time, sell shares, debt securities and/or any other securities described in the registration statement in one or more offerings.

<>c.       Stock-based compensation plans:

<>Stock-based compensation plans are comprised of employee stock option plans and restricted stock units (“RSUs”) and other equity-based awards to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.

On June 29, 2010, Teva Long-Term Equity-Based Incentive Plan was approved by the shareholders, under which 70 million equivalent stock units, including both options exercisable into ordinary shares and RSUs, were approved for grant. As of December 31, 2012, 32  million equivalent stock units remain available for future awards.

In the past, we had various employee stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.

<>The vesting period of the outstanding options and RSUs is generally 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the newly approved plan described above.

<>Status of options

<>A summary of the status of the option plans as of December 31, 2012, 2011 and 2010, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2012		2011		2010
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
		$		$		$
Balance outstanding at beginning of year	33,298	44.92	28,164	44.77	30,057	38.66
Changes during the year:
Granted	7,231	40.50	9,550	42.56	6,062	50.62
Exercised	(704)	33.36	(2,295)	30.21	(7,273)	24.53
Forfeited	(3,245)	44.76	(2,121)	48.61	(682)	43.29
Balance outstanding at end of year	36,580	44.40	33,298	44.92	28,164	44.77
Balance exercisable at end of year	14,230	44.30	11,456	41.01	9,862	36.17

The weighted average fair value of options granted during the years were estimated by using the Black-Scholes option-pricing model:

	Year ended December 31,
	2012	2011	2010

Weighted average fair value	$ 7.4	$ 9.2	$ 9.7

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Dividend yield	2.6%	2.0%	1.7%
Expected volatility	24%	27%	24%
Risk-free interest rates (in dollar terms)	1.3%	1.3%	1.7%
Expected life	8 years	6 years	5 years

The expected term was estimated based on the weighted average period the options granted are expected to be outstanding taking into consideration the current vesting of options and the historical exercise patterns of existing option plans. The expected volatility assumption used is based on a blend of the historical and implied volatility of the Company's stock. The risk-free interest rate used is based on the yield of U.S Treasuries with a maturity closest to the expected term of the options granted. The dividend yield assumption reflects the expected dividend yield based on historical dividends. Pre-vesting forfeiture rates of between 2% and 9% were estimated based on pre-vesting forfeiture experience.

The following tables summarize information at December 31, 2012 regarding the number of ordinary shares issuable upon: (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	15,935	40.79	8.15	-
$43.01	-	$45.00	3,932	44.16	3.82	-
$45.01	-	$52.00	9,419	49.43	6.56	-
$52.01	-	$65.00	4,463	54.70	3.97	-
Total			36,580	44.40	6.21	14,984

(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$10.30	-	$15.20	56	13.99	1.15	1,297
$15.21	-	$22.50	8	21.59	1.53	125
$22.51	-	$32.30	808	32.19	0.93	4,159
$32.31	-	$38.00	1,959	32.54	0.96	9,403
$38.01	-	$43.00	2,802	41.62	2.91	-
$43.01	-	$45.00	2,836	44.01	2.05	-
$45.01	-	$52.00	3,223	49.85	5.03	-
$52.01	-	$65.00	2,538	54.17	3.96	-
Total			14,230	44.30	3.02	14,984

<>The aggregate intrinsic value in the above tables represents the total pre-tax intrinsic value, based on the Company's closing stock price of $37.34 on December 31, 2012, less the weighted average exercise price per range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money options exercisable as of December 31, 2012 was 2.8 million.

<>The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $6 million, $35 million and $222 million, respectively, based on the Company's average stock price of $41.63, $45.49 and $55.09 during the years then ended, respectively.

<>Status of non-vested RSUs

<>The fair value of RSUs is estimated based on the market value of the Company's stock on the date of award, less an estimate of dividends that will not accrue to RSU holders prior to vesting.

<>The following table summarizes information about the number of RSUs issued and outstanding:

	Year ended December 31,
	2012		2011		2010
	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$	Number (in thousands)	Weighted average grant date fair value$

Balance outstanding at beginning of year	3,093	43.23	2,290	45.78	2,063	43.51
Granted	1,320	38.00	1,295	39.41	672	47.57
Vested	(519)	45.65	(389)	44.43	(379)	37.20
Forfeited	(150)	43.97	(103)	45.49	(66)	42.22
Balance outstanding at end of year	3,744	41.04	3,093	43.23	2,290	45.78

<>The Company has expensed compensation costs, net of estimated forfeitures, based on the grant-date fair value. For the years ended December 31, 2012, 2011 and 2010, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2012	2011	2010

	(U.S. in millions)
Employee stock options	$58	$63	$56
Restricted stock units (“RSUs”)	24	28	24
Total stock-based compensation expense	82	91	80
Tax effect on stock-based compensation expense	13	13	11
Net effect	$69	$78	$69

<>The total unrecognized compensation cost before tax on employee stock options and RSUs amounted to $129 million and $92 million, respectively, at December 31, 2012, and is expected to be recognized over a weighted average period of 1.4 years for stock options and a weighted average period of 1.5 years for RSUs.

<>d.       Dividends and accumulated other comprehensive income (loss): <><><<><><>Divid

  Dividends are declared and paid in New Israeli Shekels (“NIS”). Dividends paid per share in the years ended December 31, 2012, 2011 and 2010 were $1.03, $0.89 and $0.74, respectively. Subsequent to December 31, 2012, the Company declared an additional dividend of 1.15 NIS per share in respect of the fourth quarter of 2012.
  Components of accumulated other comprehensive loss attributable to Teva:

<><><>

	December 31,
	2012	2011	2010

	(U.S. in millions)
Currency translation adjustment, net of tax	$175	$(455)	$386
Unrealized gain (loss) from available-for-sale securities, net of tax	(7)	(72)	43
Unrealized loss from cash flow hedge	(93)	(30)	(70)
Other	(92)	(32)	(9)
Comprehensive income (loss) attributable to Teva	$(17)	$(589)	$350